GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
NOTE 8 – GOODWILL AND OTHER INTANGIBLE ASSETS, NET

A.	Goodwill:

	DECEMBER 31,
	2014	2013

Balance as of January 1	$1,572	$1,572
Changes during year:
Additions (*)	5,627	-
Balance as of December 31	$7,199	$1,572

(*) In March 2014, the Company acquired Xora, Inc. For further details see Note 1.

B.	Identifiable intangible assets, net:

		DECEMBER 31,
	Useful life	2014	2013
Original amount
Core technology	6.5 years	$2,991	$1,507
In process research & development		-	472
Customer relationship	2.5 years	2,377	1,007
Non-compete		-	127
Trade name	5 years	403	-
		$5,771	$3,113
Accumulated amortization		1,092	3,113
Identifiable intangible assets, net		$4,679	$-

C.	Goodwill and other intangible assets impairment testing

The Company performs annual impairment tests in the fourth quarter. For impairment testing the Company identified one separate reporting unit: ClickSoftware. No events or changes in circumstances indicating intangible assets impairment were detected during 2014.